Bank loans (Tables)	12 Months Ended
Dec. 31, 2020
Bank loans
Schedule of bank loans

The movement is presented below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	55,000	95,000	95,000

New loans	18,019	55,000	95,000
Payments	(7,197)	(95,000)	(95,000)
Exchange difference	(29)	—	—

Final balance	65,793	55,000	95,000